Share Based Compensation (Details) - Schedule of share options granted - Black-Scholes Option-Pricing Model [Member]	12 Months Ended
Dec. 31, 2021 $ / shares
Share Based Compensation (Details) - Schedule of share options granted [Line Items]
Average Exercise price (Doller) (in Dollars per share)	$ 17.35
Expected volatility (%)	80.00%
Expected term (Years)	6 years
Expected dividend yield (%)
Minimum [Member]
Share Based Compensation (Details) - Schedule of share options granted [Line Items]
Risk-free interest rate (%)	0.49%
Maximum [Member]
Share Based Compensation (Details) - Schedule of share options granted [Line Items]
Risk-free interest rate (%)	0.69%